CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Operating revenues
Contract revenues		$ 469	$ 619	$ 997	$ 1,888
Total operating revenues		541	712	1,388	2,088
Operating expenses
Depreciation		(236)	(391)	(426)	(798)
Amortization of intangibles		(58)	0	(134)	0
Selling, general and administrative expenses	[1]	(62)	(100)	(130)	(277)
Total operating expenses		(737)	(918)	(1,722)	(1,902)
Other operating items
Impairment of long lived assets		0	(414)	0	(696)
Loss on disposals	[1]	0	0	0	(245)
Other operating income	[1]	21	7	39	27
Total other operating items		21	(407)	39	(914)
Operating loss		(175)	(613)	(295)	(728)
Financial and other non-operating items
Interest income	[1]	40	19	69	60
Interest expense	[1]	(261)	(38)	(487)	(285)
Loss on impairment of investments		0	0	(302)	(841)
Share in results from associated companies (net of tax)		(90)	149	(115)	174
(Loss)/gain on derivative financial instrument		(31)	(4)	(37)	11
Impairment of convertible bond from related party	[1]	0	0	(11)	0
Net (loss)/gain on debt extinguishment		0	0	(22)	19
Foreign exchange loss		(4)	0	(11)	(65)
Loss on marketable securities		(64)	(3)	(46)	0
Reorganization items, net		(9)	(3,365)	0	(1,337)
Other financial and non-operating items	[1]	(3)	0	(4)	(44)
Total financial and other non-operating items		(422)	(3,242)	(966)	(2,308)
Loss before income taxes		(597)	(3,855)	(1,261)	(3,036)
Income tax benefit/(expense)		(8)	(30)	39	(66)
Net loss		(605)	(3,885)	(1,222)	(3,102)
Net loss attributable to the parent		(602)	(3,881)	(1,219)	(2,973)
Net loss attributable to the non-controlling interest		(2)	(6)	(1)	(129)
Net (loss)/gain attributable to the redeemable non-controlling interest		$ (1)	$ 2	$ (2)	$ 0
Basic loss per share (usd per share)		$ (6.02)	$ (7.71)	$ (12.18)	$ (5.89)
Diluted loss per share (usd per share)		$ (6.02)	$ (7.71)	$ (12.18)	$ (5.89)
Reimbursable revenues/ expenses
Operating revenues
Reimbursable and other revenues	[1]	$ 26	$ 21	$ 264	$ 38
Operating expenses
Expenses	[1]	(24)	(20)	(262)	(35)
Other revenues
Operating revenues
Reimbursable and other revenues	[1]	46	72	127	162
Vessel and rig operating expenses
Operating expenses
Expenses	[1]	$ (357)	$ (407)	$ (770)	$ (792)

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".